Calvert
Mid-Cap Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Auto Components — 3.9%
Aptiv PLC(1)	54,950	$ 5,117,493
Dorman Products, Inc.(1)	58,418	4,724,264
		$ 9,841,757
Banks — 3.9%
Commerce Bancshares, Inc.	52,980	$ 3,606,348
First Republic Bank	27,040	3,295,906
M&T Bank Corp.	20,361	2,953,567
		$ 9,855,821
Building Products — 1.6%
Trex Co., Inc.(1)	93,356	$3,951,759
		$3,951,759
Capital Markets — 6.0%
LPL Financial Holdings, Inc.	12,941	$2,797,456
MarketAxess Holdings, Inc.	14,980	4,177,772
Raymond James Financial, Inc.	41,068	4,388,116
Tradeweb Markets, Inc., Class A	63,249	4,106,758
		$15,470,102
Chemicals — 2.3%
Quaker Chemical Corp.	35,390	$5,906,591
		$5,906,591
Commercial Services & Supplies — 3.3%
Copart, Inc.(1)	47,882	$2,915,535
Rentokil Initial PLC ADR	179,368	5,526,328
		$8,441,863
Communications Equipment — 3.1%
F5, Inc.(1)	25,025	$3,591,338
Motorola Solutions, Inc.	17,273	4,451,425
		$8,042,763
Containers & Packaging — 2.2%
AptarGroup, Inc.	51,730	$5,689,265
		$5,689,265
Distributors — 0.9%
Pool Corp.	7,556	$2,284,405
		$2,284,405
Security	Shares	Value
Electric Utilities — 2.0%
Alliant Energy Corp.	92,486	$ 5,106,152
		$ 5,106,152
Electrical Equipment — 2.8%
AMETEK, Inc.	41,593	$ 5,811,374
Generac Holdings, Inc.(1)	14,529	1,462,489
		$ 7,273,863
Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity, Ltd.	29,626	$ 3,401,065
		$3,401,065
Entertainment — 2.3%
Electronic Arts, Inc.	47,775	$5,837,150
		$5,837,150
Equity Real Estate Investment Trusts (REITs) — 8.3%
Equity LifeStyle Properties, Inc.	91,628	$5,919,169
Lamar Advertising Co., Class A	58,759	5,546,850
Mid-America Apartment Communities, Inc.	30,857	4,844,240
Rexford Industrial Realty, Inc.	91,025	4,973,606
		$21,283,865
Food & Staples Retailing — 2.8%
Sysco Corp.	93,339	$7,135,767
		$7,135,767
Health Care Equipment & Supplies — 6.9%
Cooper Cos., Inc. (The)	20,794	$6,875,952
IDEXX Laboratories, Inc.(1)	7,461	3,043,790
Teleflex, Inc.	30,962	7,729,044
		$17,648,786
Health Care Providers & Services — 0.8%
R1 RCM, Inc.(1)	194,636	$2,131,264
		$2,131,264
Hotels, Restaurants & Leisure — 2.3%
Domino's Pizza, Inc.	8,595	$2,977,308
Wyndham Hotels & Resorts, Inc.	40,611	2,895,970
		$5,873,278
Insurance — 4.1%
RLI Corp.	47,059	$6,177,435
Ryan Specialty Holdings, Inc.(1)	105,577	4,382,501
		$10,559,936

Calvert
Mid-Cap Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 0.6%
CarGurus, Inc.(1)	103,221	$ 1,446,126
		$ 1,446,126
IT Services — 2.6%
VeriSign, Inc.(1)	32,524	$ 6,681,731
		$ 6,681,731
Life Sciences Tools & Services — 2.2%
Waters Corp.(1)	16,223	$ 5,557,675
		$ 5,557,675
Machinery — 7.3%
Graco, Inc.	99,578	$6,697,616
Nordson Corp.	29,495	7,011,551
Westinghouse Air Brake Technologies Corp.	49,560	4,946,584
		$18,655,751
Multiline Retail — 2.1%
Dollar General Corp.	21,712	$5,346,580
		$5,346,580
Multi-Utilities — 2.0%
CMS Energy Corp.	80,944	$5,126,184
		$5,126,184
Pharmaceuticals — 1.9%
Royalty Pharma PLC, Class A	125,092	$4,943,636
		$4,943,636
Road & Rail — 1.7%
Landstar System, Inc.	27,139	$4,420,943
		$4,420,943
Semiconductors & Semiconductor Equipment — 2.6%
Microchip Technology, Inc.	92,725	$6,513,931
		$6,513,931
Software — 8.0%
Fair Isaac Corp.(1)	13,877	$8,306,495
Synopsys, Inc.(1)	21,475	6,856,753
Tyler Technologies, Inc.(1)	16,855	5,434,220
		$20,597,468
Specialty Retail — 3.9%
Five Below, Inc.(1)	14,565	$2,576,112
Floor & Decor Holdings, Inc., Class A(1)(2)	37,226	2,592,046
Security	Shares	Value
Specialty Retail (continued)
O'Reilly Automotive, Inc.(1)	4,178	$ 3,526,357
RH(1)(2)	5,231	1,397,671
		$ 10,092,186
Trading Companies & Distributors — 2.9%
Core & Main, Inc., Class A(1)	181,659	$ 3,507,835
United Rentals, Inc.(1)	10,868	3,862,705
		$ 7,370,540
Total Common Stocks (identified cost $243,836,274)		$252,488,203

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$360	$ 340,466
Total High Social Impact Investments (identified cost $360,000)		$ 340,466

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(5)	3,410,099	$ 3,410,099
Total Short-Term Investments (identified cost $3,410,099)		$ 3,410,099
Total Investments — 100.0% (identified cost $247,606,373)		$256,238,768
Other Assets, Less Liabilities — (0.0)%(6)		$ (75,788)
Net Assets — 100.0%		$256,162,980

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $3,949,584 and the total market value of the collateral received by the Fund was $4,133,835, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $340,466, which represents 0.1% of the net assets of the Fund as of December 31, 2022.

Calvert
Mid-Cap Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(6)	Amount is less than (0.05)%.

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2022.
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $3,750,565, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 334,354	$ —	$ —	$ —	$6,112	$ 340,466	$ 1,350	$ 360,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	5,423,426	5,785,802	(7,799,129)	—	—	3,410,099	37,847	3,410,099
Total				$ —	$6,112	$3,750,565	$39,197

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$252,488,203(1)	$ —	$ —	$252,488,203
High Social Impact Investments	—	340,466	—	340,466
Short-Term Investments	3,410,099	—	—	3,410,099
Total Investments	$255,898,302	$340,466	$ —	$256,238,768

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
3